Major Group Investments Direct and Indirect - Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Far Southeast Gold Resources Incorporated [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Group beneficial interest	40.00%	40.00%	40.00%
Equity investments [member] | Asanko Gold Inc [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	22,354,657	22,354,657
Group beneficial interest	9.90%	9.90%
Equity investments [member] | Bezant Resources PLC [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	17,945,922	17,945,922
Group beneficial interest	1.80%	1.80%
Equity investments [member] | Cardinal Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	81,038,233	42,818,182
Group beneficial interest	16.40%	11.30%
Equity investments [member] | Cardinal Resources Limited Options [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	0	38,220,051
Group beneficial interest	0.00%	25.80%
Equity investments [member] | Clancy Exploration Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	710,592	17,764,783
Group beneficial interest	0.20%	0.50%
Equity investments [member] | Consolidated Woodjam Copper Corporation [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	16,115,740	16,115,740
Group beneficial interest	19.90%	19.90%
Equity investments [member] | Gold Road Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	0	87,117,909
Group beneficial interest	0.00%	9.90%
Equity investments [member] | Hummingbird Resources Plc [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	0	21,258,503
Group beneficial interest	0.00%	6.00%
Equity investments [member] | Lefroy Exploration Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	18,214,535	14,764,535
Group beneficial interest	18.40%	18.20%
Equity investments [member] | Magmatic Resources Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	19,200,000	17,600,000
Group beneficial interest	12.50%	15.00%
Equity investments [member] | Orsu Metals Corporation [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	2,613,491	2,613,491
Group beneficial interest	6.20%	7.20%
Equity investments [member] | Red 5 Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	0	246,875,821
Group beneficial interest	0.00%	19.90%
Equity investments [member] | Chakana Copper Corp3 [ member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Asanko Gold Inc.	15,686,275	0
Group beneficial interest	16.80%	0.00%
Associates [member] | Maverix Metals Incorporated [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Maverix Metals Incorporated ("Maverix")	0	42,850,000
Group beneficial interest	0.00%	19.90%
Associates [member] | Rusoro Mining Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Maverix Metals Incorporated ("Maverix")	140,000,001	140,000,001
Group beneficial interest	25.70%	25.70%
Joint ventures [member] | Far Southeast Gold Resources Incorporated [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Adansi Gold Company Limited	1,737,699	1,737,699
Group beneficial interest	40.00%	40.00%
Joint ventures [member] | Asanko Gold Ghana Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Adansi Gold Company Limited	450,000,000	450,000,000
Group beneficial interest	45.00%	45.00%
Joint ventures [member] | Adansi Gold Company Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Adansi Gold Company Limited	100,000	100,000
Group beneficial interest	50.00%	50.00%
Joint ventures [member] | Shika Group Finance Limited [member]
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Adansi Gold Company Limited	10,000	10,000
Group beneficial interest	50.00%	50.00%